VANECK INDONESIA INDEX ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 99.9%
Banks : 25.9%
Bank Central Asia Tbk PT 6,241,900 $ 2,411,126
Bank Jago Tbk PT * 870,900 68,070
Bank Mandiri Persero Tbk PT 7,638,404 2,144,118
Bank Negara Indonesia
Persero Tbk PT 3,384,564 755,823
Bank Rakyat Indonesia Persero
Tbk PT 11,899,633 2,377,796
7,756,933
Capital Goods : 7.0%
Astra International Tbk PT 4,709,800 1,738,686
Jardine Cycle & Carriage Ltd. 13,788 371,280
2,109,966
Consumer Discretionary Distribution &
Retail : 2.8%
GoTo Gojek Tokopedia Tbk PT* 235,580,100 709,088
Mitra Adiperkasa Tbk PT 1,892,600 134,195
843,283
Consumer Staples Distribution & Retail : 1.4%
Sumber Alfaria Trijaya Tbk PT 4,831,000 423,935
Underline
Energy : 15.1%
Adaro Andalan Indonesia PT 344,300 228,426
AKR Corporindo Tbk PT 1,681,500 138,109
Alamtri Resources Indonesia
Tbk PT 3,077,200 470,288
Banpu PCL (NVDR) 2,143,329 389,208
Bukit Asam Persero Tbk PT 911,300 170,930
Bumi Resources Tbk PT * 29,376,600 377,869
Dian Swastatika Sentosa Tbk
PT * 358,600 1,392,662
Energi Mega Persada Tbk PT * 3,003,800 267,936
Indo Tambangraya Megah Tbk
PT 92,000 160,917
Petrindo Jaya Kreasi Tbk PT 4,185,200 260,570
United Tractors Tbk PT 355,769 650,012
4,506,927
Financial Services : 0.3%
Indokripto Koin Semesta Tbk
PT* 1,471,300 93,108
Underline
Food, Beverage & Tobacco : 6.7%
Charoen Pokphand Indonesia
Tbk PT 1,449,800 349,771
First Pacific Co. Ltd. 477,250 333,579
First Resources Ltd. 95,700 215,520
Golden Agri-Resources Ltd. 1,356,400 322,279
Indofood CBP Sukses Makmur
Tbk PT 515,500 223,014
Indofood Sukses Makmur Tbk
PT 1,021,400 381,108
Japfa Comfeed Indonesia Tbk
PT 1,227,900 171,631
1,996,902
Health Care Equipment & Services : 1.0%
Medikaloka Hermina Tbk PT 2,252,400 176,481
Mitra Keluarga Karyasehat
Tbk PT 1,132,597 139,288
315,769
Number
of Shares Value
Household & Personal Products : 0.5%
Unilever Indonesia Tbk PT 1,331,500 $ 144,199
Underline
Materials : 21.8%
Alamtri Minerals Indonesia
Tbk PT 1,426,800 169,003
Amman Mineral Internasional
PT * 3,374,700 974,868
Aneka Tambang Tbk 1,957,000 409,528
Avia Avian Tbk PT 3,603,800 77,844
Barito Pacific Tbk PT * 6,325,848 508,093
Bumi Resources Minerals Tbk
PT * 16,495,100 721,192
Chandra Asri Pacific Tbk PT 3,019,336 848,312
Darma Henwa Tbk PT * 5,869,600 151,284
Indah Kiat Pulp & Paper Tbk PT 534,700 321,367
Indocement Tunggal Prakarsa
Tbk PT 335,400 100,296
Lygend Resources &
Technology Co. Ltd.-H 58,800 142,196
Merdeka Battery Materials Tbk
PT * 9,297,500 405,159
Merdeka Copper Gold Tbk PT * 3,188,795 606,746
Nanshan Aluminium
International Holdings Ltd. † 25,900 177,551
Nickel Industries Ltd. * 484,601 301,805
Pabrik Kertas Tjiwi Kimia Tbk
PT 289,700 152,181
Petrosea Tbk PT 657,100 172,096
Semen Indonesia Persero Tbk
PT 769,662 111,836
Vale Indonesia Tbk PT 515,000 163,304
6,514,661
Media & Entertainment : 0.9%
Elang Mahkota Teknologi Tbk
PT 2,858,600 128,945
MD Entertainment Tbk PT* 835,900 152,910
281,855
Pharmaceuticals, Biotechnology & Life
Sciences : 0.9%
Kalbe Farma Tbk PT 4,574,900 262,860
Underline
Real Estate Management & Development :
1.2%
Bumi Serpong Damai Tbk PT* 1,674,800 73,618
Ciputra Development Tbk PT 2,026,995 84,775
Pantai Indah Kapuk Dua Tbk PT 421,437 188,759
347,152
Telecommunication Services : 8.9%
Indosat Tbk PT 1,200,700 148,308
Sarana Menara Nusantara
Tbk PT 4,812,900 138,203
Telkom Indonesia Persero Tbk
PT (ADR) † 110,562 2,065,298
XLSMART Telecom Sejahtera
Tbk PT 1,736,175 303,993
2,655,802
Transportation : 0.3%
Jasa Marga Persero Tbk PT 506,550 91,858
Underline

VANECK INDONESIA INDEX ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
Utilities : 5.2%
Barito Renewables Energy Tbk
PT* 3,735,500 $ 1,153,984
Chandra Daya Investasi Tbk PT 2,904,400 140,052
Perusahaan Gas Negara
Persero Tbk PT 2,425,400 265,349
1,559,385
Total Common Stocks
(Cost: $43,794,416) 29,904,595
Number
of Shares Value
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 2.6%
Money Market Fund: 2.6%
(Cost: $773,343)
State Street Navigator
Securities Lending
Government Money Market
Portfolio 3.66%(a) 773,343 $ 773,343
Total Investments: 102.5%
(Cost: $44,567,759) 30,677,938
Liabilities in excess of other assets: (2.5)% (760,804)
NET ASSETS: 100.0% $ 29,917,134
Definitions:
ADR American Depositary Receipt
NVDR Non-Voting Depositary Receipt
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $2,018,549.
(a) The rate shown is the 7-day yield as of 03/31/26.
The summary of inputs used to value the Fund's investments as of March 31, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks $ 29,904,595
Banks $ — $ 7,756,933 $ — $ 7,756,933
Capital Goods — 2,109,966 — 2,109,966
Consumer Discretionary
Distribution & Retail 134,195 709,088 — 843,283
Consumer Staples Distribution
& Retail — 423,935 — 423,935
Energy 2,432,017 2,074,910 — 4,506,927
Financial Services — 93,108 — 93,108
Food, Beverage & Tobacco 683,350 1,313,552 — 1,996,902
Health Care Equipment &
Services 139,288 176,481 — 315,769
Household & Personal Products — 144,199 — 144,199
Materials 650,289 5,864,372 — 6,514,661
Media & Entertainment — 281,855 — 281,855
Pharmaceuticals, Biotechnology
& Life Sciences — 262,860 — 262,860
Real Estate Management &
Development — 347,152 — 347,152
Telecommunication Services 2,203,501 452,301 — 2,655,802
Transportation — 91,858 — 91,858
Utilities 1,153,984 405,401 — 1,559,385
Money Market Fund 773,343 — — 773,343
Total Investments $ 8,169,967 $ 22,507,971 $ — $ 30,677,938